FINANCIAL INVESTORS TRUST
Redmont Resolute Fund I

SUPPLEMENT DATED APRIL 1, 2013 TO THE PROSPECTUS FOR

REDMONT RESOLUTE FUND I DATED MARCH 31, 2013

The following information supplements and supersedes any contrary information contained in the sections of the Fund’s prospectus entitled “Summary Section - Investment Adviser,” “Summary Section – Portfolio Managers,” “Management,” and “The Portfolio Managers.”

The Fund’s board has approved turner Investments, L.P. (“Turner”) and Robeco Investment Management, Inc. (“RIM”) as Sub-Advisers to the Fund, effective April 1, 2013 (the “Effective Date”). As of the Effective Date, a portion of the Fund’s assets will be allocated to Turner and RIM.

The Fund pursues its objective primarily by allocating its assets among (i) investment Sub-Advisers (the “Sub-advisers”) who manage alternative or hedging investment strategies and (ii) other open-end investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that use alternative or hedging strategies. The Fund may also invest in closed-end funds, exchange-traded funds and exchange traded notes, which provide exposure to hedging or alternative strategies. Collectively, the open end funds, closed-end funds and exchange-traded funds in which the Fund may invest are referred to as “Underlying Funds.”

Highland Associates, Inc. (“Highland”), the Fund’s investment adviser, determines the allocation of the Fund’s assets among the various Sub-Advisers and Underlying Funds. The Fund is not required to invest with any minimum number of Sub-Advisers or Underlying Funds, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser, investment strategy or market sector. Highland may change the allocation of the Fund’s assets among the available investment options, and may add or remove Sub-Advisers, at any time.

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. Highland has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. Highland may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and Highland from the SEC, under which Highland is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval.

Turner’s investment strategy for the Fund is based on the philosophy that earnings drive stock prices. Turner seeks to buy companies with improving earnings dynamics and short those with deteriorating fundamentals. Turner employs a consistent, disciplined investment process, incorporating multidisciplinary research and analysis, clear portfolio construction parameters and sell disciplines, and fully integrated risk management.

RIM’s investment strategy for the Fund emphasizes attractive valuations, high quality fundamentals, and improving business momentum. RIM believes that stock selection, rather than net exposure, is the key to generating alpha and adding value for shareholders. RIM uses a “sleeve” approach where each of the strategy’s nine industry analysts manage a slice of the portfolio while the portfolio manager oversees concentration limits for each sleeve as well as the portfolio as a whole.

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Turner Investments (“Turner”), 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, was established in 1990.
Christopher E. Baggini, CFA, Senior Portfolio Manager/Global Equity Analyst of Turner, is responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by Turner. Mr. Baggini joined Turner in 2010. Prior to joining Turner, Mr. Baggini was employed with Aberdeen Asset Management from 2007 to 2010, and Nationwide Financial Services from 2000 to 2007. As of December 31, 2012, Turner had approximately $10.7 billion in assets under management.

Robeco Investment Management (“RIM”), 909 Third Avenue, 32nd Floor, New York, New York 10022, is a subsidiary of Robeco Groep N.V., a Dutch public limited liability company (“Robeco Groep”). Founded in 1929, Robeco Groep is one of the world’s oldest asset management organizations. RIM provides investment management and investment advisory services to other institutional and proprietary accounts. Jay Feeney, Co-Chief Executive Officer and Chief Investment Officer-Equities of RIM, and Eric Connerly, Director of Research of RIM, are jointly responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by RIM. As of February 28, 2013, RIM had approximately $32 billion in assets under management.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST
Redmont Resolute Fund II

SUPPLEMENT DATED APRIL 1, 2013 TO THE PROSPECTUS FOR

REDMONT RESOLUTE FUND II DATED MARCH 31, 2013

The following information supplements and supersedes any contrary information contained in the sections of the Fund’s prospectus entitled “Summary Section - Investment Adviser,” “Summary Section – Portfolio Managers,” “Management,” and “The Portfolio Managers.”

The Fund’s board has approved Turner Investments, L.P. (“Turner”) and Robeco Investment Management, Inc. (“RIM”) as Sub-Advisers to the Fund, effective April 1, 2013 (the “Effective Date”). As of the Effective Date, a portion of the Fund’s assets will be allocated to Turner and RIM.

The Fund pursues its objective primarily by allocating its assets among (i) investment sub-advisers (the “Sub-Advisers”) who manage alternative or hedging investment strategies and (ii) other open-end investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that use alternative or hedging strategies. The Fund may also invest in closed-end funds, exchange-traded funds and exchange traded notes, which provide exposure to hedging or alternative strategies. Collectively, the open end funds, closed-end funds and exchange-traded funds in which the Fund may invest are referred to as “Underlying Funds.”

Highland Associates, Inc. (“Highland”), the Fund’s investment adviser, determines the allocation of the Fund’s assets among the various Sub-Advisers and Underlying Funds. The Fund is not required to invest with any minimum number of Sub-Advisers or Underlying Funds, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser, investment strategy or market sector. Highland may change the allocation of the Fund’s assets among the available investment options, and may add or remove Sub-Advisers, at any time.

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. Highland has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. Highland may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and Highland from the SEC, under which Highland is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval.

Turner’s investment strategy for the Fund is based on the philosophy that earnings drive stock prices. Turner seeks to buy companies with improving earnings dynamics and short those with deteriorating fundamentals. Turner employs a consistent, disciplined investment process, incorporating multidisciplinary research and analysis, clear portfolio construction parameters and sell disciplines, and fully integrated risk management.

RIM’s investment strategy for the Fund emphasizes attractive valuations, high quality fundamentals, and improving business momentum. RIM believes that stock selection, rather than net exposure, is the key to generating alpha and adding value for shareholders. RIM uses a “sleeve” approach where each of the strategy’s nine industry analysts manage a slice of the portfolio while the portfolio manager oversees concentration limits for each sleeve as well as the portfolio as a whole.

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Turner Investments (“Turner”), 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, was established in 1990.
Christopher E. Baggini, CFA, Senior Portfolio Manager/Global Equity Analyst of Turner, is responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by Turner. Mr. Baggini joined turner in 2010. Prior to Joining Turner, Mr. Baggini was employed with Aberdeen Asset Management from 2007 to 2010, and Nationwide Financial Services from 2000 to 2007. As of December 31, 2012, Turner had approximately $10.7 billion in assets under management.

Robeco Investment Management (“RIM”), 909 Third Avenue, 32nd Floor, New York, New York 10022, is a subsidiary of Robeco Groep N.V., a Dutch public limited liability company (“Robeco Groep”). Founded in 1929, Robeco Groep is one of the world’s oldest asset management organizations. RIM provides investment management and investment advisory services to other institutional and proprietary accounts. Jay Feeney, Co-Chief Executive Officer and Chief Investment Officer-Equities of RIM, and Eric Connerly, Director of Research of RIM, are jointly responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by RIM. As of February 28, 2013, RIM had approximately $32 billion in assets under management.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST
Redmont Resolute Fund I and Redmont Resolute Fund II

SUPPLEMENT DATED APRIL 1, 2013 TO THE STATEMENT OF ADDITIONAL

INFORMATION FOR REDMONT RESOLUTE FUND I AND REDMONT RESOLUTE

FUND II DATED MARCH 31, 2013

The following information supplements and supersedes any contrary information contained in the Funds’ Statement of Additional Information:

Highland Associates, Inc. (“Highland”), the Funds’ investment adviser, has engaged Turner Investments, L.P. (“Turner”) and Robeco Investment Management, Inc. (“RIM”) to serve as Sub-Advisers to each Fund, and to provide day-to-day management of that portion of each Fund’s assets allocated to Turner and RIM, respectively, effective April 1, 2013.

Turner, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, is a professional investment management firm founded in March, 1990. Robert E. Turner is the Chairman and controlling shareholder of Turner. As of December 31, 2012, Turner had approximately $10.7 billion in assets under management. Christopher E. Baggini, CFA, Senior Portfolio Manager/ Global Equity Analyst, is responsible for the day-to-day management of the portion of each Fund’s portfolio that is managed by Turner.

RIM, 909 Third Avenue, 32nd Floor, New York, New York 10022, is a subsidiary of Robeco Groep N.V., a Dutch public limited liability company. RIM provides investment management and investment advisory services to other institutional and proprietary accounts. As of February 28, 2013, RIM had approximately $32 billion in assets under management. Jay Feeney, Co-Chief Executive Officer and Chief Investment Officer-Equities, and Eric Connerly, Director of Research, are jointly responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by RIM.

Other Accounts Managed by the Portfolio Managers

The following table lists the number and types of other accounts advised by Mr. Baggini, each Fund’s portfolio manager responsible for the day-to-day management of the portion of each Fund’s portfolio that is managed by Turner, and assets (in millions) under management in those accounts as of December 31, 2012:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Other Pooled Investment Vehicles	Assets Managed	Other Accounts	Assets Managed
Christopher E. Baggini (Turner)	7	$409 million	2	$5 million	0	$0

As of December 31, 2012, Mr. Baggini managed 2 other pooled investment vehicle accounts with approximately
$5 million in assets that were subject to performance-based advisory fees.

The following table lists the number and types of other accounts advised by Messrs. Feeney and Connerly, the portfolio managers jointly responsible for the day-to-day management of the portion of each Fund’s portfolio that is managed by RIM, and assets (in millions) under management in those accounts as of February 28, 2013:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Other Pooled Investment Vehicles	Assets Managed	Other Accounts	Assets Managed
Joseph F. Feeney, Jr. (RIM)	5	$4,223	0	$0	7	$170
Eric Connerly (RIM)	1	$678	0	$0	0	$0

None of the accounts managed by these portfolio managers is subject to a performance-based advisory fee.

Portfolio Manager Compensation — Turner

Turner’s compensation program is designed to promote excellence, accountability and teamwork. Portfolio managers are compensated for superior investment results, not the level of assets in a strategy. The analyst role is compensated based upon the performance of individual stocks recommendations, within an industry specialty, that make it into a portfolio. A portion of investment professional bonus compensation is linked to a subjective teamwork and peer assessment. Merit bonuses are capped at a multiple of base salary, and performance targets are set and measured over multiple time periods to discourage undue risk in execution. Base salary, as well as the potential range of earnings for an individual, is benchmarked to the industry and to the individual’s level of experience. Nearly all investment professionals are principals of the firm and, as such, have a long-term vested interest in the success of all of our investment strategies. Turner believes that the opportunity for each employee to become an equity owner is a key factor in promoting accountability and in attracting and retaining top-tier professionals within all areas of our firm. The firm distributes equity to those professionals who have made significant contributions to the success of the business.

Portfolio Manager Compensation — RIM

RIM’s Portfolio managers’ compensation generally is comprised of a base salary and a discretionary bonus. The discretionary bonus is based upon the unique structure of each team and consideration may be given to one or more of the following criteria, depending on the team.

•	Individual Contribution: a subjective evaluation of the professional’s individual contribution based on the individual’s goals and objectives established at the beginning of each year;

•

Product Investment Performance: the performance of the investment product(s) with which the individual is involved versus the pre-designed index based on the excess return and the level of risk, or tracking error, of the product;

•	Investment Team Performance: the financial results of the Portfolio Manager’s investment group; and

•	Firm-Wide Performance: the overall financial performance of the firm.

Compensation for portfolio managers who are also members of RIM’s senior management team is typically derived from a base salary and a discretionary bonus. The bonus is largely tied to firm financial performance against established goals and aligned with the primary focus on investment performance results versus benchmarks.

RIM offers a profit participation plan that is centered on investment professionals and enables them to participate in the firm’s performance. The incentive plan provides for the issuance of restricted shares and options that represent 20% of RIM’s equity. The restricted shares and options vest over three to five years and are perpetual; when shares are redeemed, new shares will be issued. This feature ties investment professionals’ incentive to multi-period time frames.

Conflicts of Interest with Other Accounts — Turner

As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts, including the Funds, where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, relating to the voting of proxies, relating to employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part 2 for a description of some of its policies and procedures in this regard.

Conflicts of Interest with Other Accounts — RIM

Investment decisions for the Funds’ portfolios are made in conjunction with decisions for other accounts and/or funds for the same strategy. Potential conflicts may arise with respect to the side-by-side management of registered investment companies and “investment accounts,” which include privately offered funds, separately managed accounts of high net worth individuals and institutional investors, and the other funds. These risks include, but may not be limited to: differing fee structures (including performance based fees), differing investments selected for various vehicles, and inequitable allocation and aggregation trading practices. Private investment partnerships, registered funds and separately managed accounts are generally invested pari passu thus mitigating many of the perceived risk associated with simultaneous management if possible. Additionally, RIM’s Compliance Department has developed comprehensive monitoring policies and procedures designed to mitigate any actual or perceived conflicts.

Ownership of Securities

As of the date of this supplement, none of the portfolio managers beneficially owned any shares of either Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE